Deferred Income Tax - Schedule of Detailed Information About Unrecognised Tax Losses Expiry Dates Explanatory (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	£ 965	£ 1,029	£ 1,029
Tax Effected	200	216
Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	464	471
Tax Effected	97	100
Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	135	143
Tax Effected	7	7
Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	366	415
Tax Effected	96	109
US [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	616	628
Tax Effected	101	100
US [member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	443	437
Tax Effected	92	91
US [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	135	143
Tax Effected	7	7
US [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	38	48
Tax Effected	2	2
UK [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	167	168
Tax Effected	42	42
UK [member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	167	168
Tax Effected	42	42
Other [Member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	182	233
Tax Effected	57	74
Other [Member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	21	34
Tax Effected	5	9
Other [Member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
Other [Member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	161	199
Tax Effected	£ 52	£ 65